Summary of Significant Accounting Policies - Summary of Property and Equipment Recorded at Cost and Depreciation Using Straight-Line Method (Details)	12 Months Ended
Dec. 31, 2022
Lab Equipment
Summary Of Significant Accounting Policy [Line Items]
Property and equipment estimated useful life	5 years
Fixture and Fittings
Summary Of Significant Accounting Policy [Line Items]
Property and equipment estimated useful life	5 years
Office Equipment and Computers
Summary Of Significant Accounting Policy [Line Items]
Property and equipment estimated useful life	3 years
Leasehold Improvements
Summary Of Significant Accounting Policy [Line Items]
Property plant and equipment depreciation methods	Shorter of useful life or remaining lease term